Note 7 - Related Party Transactions	12 Months Ended
Jul. 31, 2013
Related Party Transactions [Abstract]
Note 7 - Related Party Transactions

Note 7 – Related party transactions:

The following table provides details of the company’s related party transactions during the fiscal year ended July 31, 2013:

Management Fee:		Fiscal Year ended July 31, 2013	Fiscal Year ended July 31, 2012
President, CEO, Director	Mr. Rick Walchuk	$60,000	$60,000
Former Director	Mr. Michael Soursos*	33,000	36,000
		$93,000	$96,000

		President, CEO, Director	Former Director
		Mr. Rick Walchuk	Mr. Michael Soursos*	Total
Accounts payable and accrued liabilities
Balance, July 31, 2012		$329,204	$74,158	$403,362
Additional:	Management fee	60,000	33,000	93,000
	Accrued interest	2,638	-	2,638
	Foreign exchange adjustment	-	227	227
Deduction:	Debt settlement	(386,842)	(107,385)	(494,227)
Balance, July 31, 2013		$5,000	$-	$5,000

*	On July 26, 2013, Mr. Michael Soursos resigned as Secretary, Treasurer and a director of the Company.

		President, CEO, Director
		Mr. Rick Walchuk
Loan payable
Balance, July 31, 2012		$58,179
Additional:	advanced	30,419
Deduction:	Debt settlement	(58,179)
Balance, July 31, 2013		$30,419

On July 31, 2008, the Board of Directors approved a series of promissory notes in respect of funds advanced by Mr. Walchuk for operations bearing interest at 5% per annum. As a result of the agreements, the Company has accrued interest expenses totaling $2,638 during the fiscal year ended July 31, 2013.

On July 11, 2013 the Company settled a total of $552,406 in outstanding indebtedness through the issuance to two creditors of an aggregate of 27,620,304 Class A common shares at a price of $ 0.02 per share (the "Debt Settlement"). The entire amount of $552,406 represents indebtedness owed to two Directors and Officers of the Company, being Rick Walchuk who settled the amount of $445,021.21 for the issuance of 22,251,060 Class A common shares and Michael Soursos who settled the amount of $107,384.87 for this issuance of 5,369,244 shares of Class A common shares.